Goodwill And Intangible Assets (Intangible Assets Subject To Amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 175,716	$ 170,257
Accumulated Amortization	68,207	56,071
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	146,986	141,621
Accumulated Amortization	55,809	46,209
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	24,713	24,713
Accumulated Amortization	10,228	8,670
Investment Banking Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,598	1,345
Accumulated Amortization	1,202	379
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,419	2,578
Accumulated Amortization	$ 968	$ 813